Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2018 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,717,000,000		SFr 1,777,000,000	SFr 1,339,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	250,000	$ 250,000
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	398,000,000		420,000,000	233,000,000
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	43,000,000		22,000,000	54,000,000
Compensation expense relating to deferred compensation, of which granted in current year	13,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	255,000,000		308,000,000	154,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 448,000,000		SFr 438,000,000	SFr 382,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	50.7	50.7	41.8	46.6
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 573,000,000		SFr 589,000,000	SFr 516,000,000
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation	1,648,000,000		1,694,000,000	1,302,000,000
Bank | Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	378,000,000		378,000,000	227,000,000
Bank | Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	43,000,000		22,000,000	54,000,000
Compensation expense relating to deferred compensation, of which granted in current year	13,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	245,000,000		298,000,000	149,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 427,000,000		SFr 423,000,000	SFr 371,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	48.3	48.3	40.1	45.0
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 555,000,000		SFr 573,000,000	SFr 501,000,000